February 4, 2002





VIA EDGAR SYSTEM

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

     Re:  The Hennessy Mutual Funds, Inc.
          File Nos. 333-07595 and 811-07695
          Rule 497(j) Certification

Ladies & Gentlemen:

     The undersigned officer of The Hennessy Mutual Funds, Inc. (the "Company") does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, that:

     1. the form of statement of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 8 to Form N-1A Registration Statement filed by the Company on January 31, 2002, which is the most recent amendment to such registration statement; and

     2. the text of Post-Effective Amendment No. 8 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on January 31, 2002.

                                            Very truly yours,

                                            THE HENNESSY MUTUAL FUNDS, INC.



                                            By:  /s/ Teresa M. Nilsen
                                               ------------------------------
                                                 Teresa M. Nilsen
                                                 Vice President